AXA Balanced Strategy Portfolio
Annual Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AXA Balanced Strategy Portfolio		Class IA Shares	Class IB Shares
Management Fee		0.10%	0.10%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%
Other Expenses		0.21%	0.21%
Acquired Fund Fees and Expenses (Underlying Portfolios)		0.58%	0.58%
Total Annual Portfolio Operating Expenses		1.14%	1.14%
Fee Waiver and/or Expense Reimbursement	[1]	(0.09%)	(0.09%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%	1.05%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2013 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) ("Expense Limitation Arrangement") so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above in Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2013.

Expense Example - AXA Balanced Strategy Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	107	353	619	1,378
Class IB Shares	107	353	619	1,378